Income Taxes (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Valuation allowance, as a percentage of deferred tax assets	100.00%
Change in valuation allowance	$ (10.0)	$ 13.2